Summary Of Deposit Funding (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Funds from Deposits	$ 992,208	$ 949,281
Canadian Retail [Member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	519,466	471,543
U.S. Retail [Member] | P&C Deposits [member]
Disclosure Of Deposits [line items]
Funds from Deposits	$ 472,742	$ 477,738